Subsequent Events (Details) (Subsequent Events, Aircraft orders)	0 Months Ended
	Jul. 17, 2013 Aircraft E-Jets E2 Aircraft purchase commitment with Embraer S.A item	Jul. 17, 2013 Aircraft E190-E2 Aircraft purchase commitment with Embraer S.A item	Jul. 17, 2013 Aircraft E195-E2 Aircraft purchase commitment with Embraer S.A item	Jul. 19, 2013 Aircraft A321 Aircraft purchase commitment with Airbus Maximum item
Subsequent events
Number of aircraft committed to purchase	50	25	25	15
Options to acquire additional number of aircraft	50